Financial instruments and risk management - Classification of financial assets and liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 4,314	£ 3,920
Current assets	3,753	3,587
Non-current assets	561	333
Financial liabilities	(17,436)	(14,503)
Current liabilities	(6,494)	(6,008)
Non-current liabilities	(10,942)	(8,495)
Total net financial assets/(liabilities)	(13,122)	(10,583)
Total net financial assets/(liabilities) current	(2,741)	(2,421)
Total net financial assets/(liabilities) non-current	(10,381)	(8,162)
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12,555)	(9,902)
Current liabilities	(1,959)	(1,828)
Non-current liabilities	(10,596)	(8,074)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,424)	(4,159)
Current liabilities	(4,202)	(3,950)
Non-current liabilities	(222)	(209)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(249)
Current liabilities	(239)
Non-current liabilities	(10)
Other instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(188)
Current liabilities		(186)
Non-current liabilities		(2)
Finance leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(128)	(155)
Current liabilities	(43)	(31)
Non-current liabilities	(85)	(124)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(457)	(442)
Current liabilities	(333)	(230)
Non-current liabilities	(124)	(212)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	104	105
Non-current assets	104	105
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,747	2,724
Current assets	2,694	2,678
Non-current assets	53	46
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	932	874
Current assets	932	874
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	143
Current assets	124
Non-current assets	19
Other instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		40
Current assets		25
Non-current assets		15
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	531	217
Current assets	127	35
Non-current assets	404	182
Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(22)
Non-current liabilities		(22)
Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	104	7
Current assets	2
Non-current assets	102	7
Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12)	(48)
Non-current liabilities	(12)	(48)
Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	283	160
Non-current assets	283	160
Cash flow hedges | Currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(58)	(25)
Current liabilities	(41)	(9)
Non-current liabilities	(17)	(16)
Cash flow hedges | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	9
Current assets	1	9
Non-current assets	0
Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9)
Current liabilities	(9)
Non-current liabilities	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,001)	(5,238)
Net investment hedges | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	(4)
Current liabilities	(1)	(4)
Net investment hedges | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		1
Current assets		1
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(530)	(475)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(227)	(188)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(223)
Fair value through income statement | Other instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(188)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(303)	(287)
Fair value through income statement | Contingent consideration recognised on acquisition of businesses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(188)
Fair value through income statement | Fair value hedges | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(22)
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12)	(48)
Fair value through income statement | Cash flow hedges | Currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(58)	(25)
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9)
Fair value through income statement | Net investment hedges | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	(4)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(15,960)	(13,127)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12,555)	(9,902)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,251)	(3,070)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(26)
Liabilities at amortised cost | Finance leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(128)	(155)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(154)	(155)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(946)	(901)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(946)	(901)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	598	306
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	67	89
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	143
Fair value through income statement | Other instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		40
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	531	217
Fair value through income statement | Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	104	7
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	283	160
Fair value through income statement | Cash flow hedges | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	9
Fair value through income statement | Net investment hedges | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		1
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	19
Fair value through other comprehensive income | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	19
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,333	3,317
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	16	14
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,385	2,429
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	932	874
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	364	297
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	2
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	362	295
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	68	(169)
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	19
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(12,627)	(9,810)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	£ (582)	£ (604)